Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO Series Trust
Prospectus Date	rr_ProspectusDate	Aug. 31, 2012
Supplement [Text Block]	gmost2_SupplementTextBlock

GMO SERIES TRUST

Amended and Restated Supplement dated January 22, 2013 to the

GMO Series Trust Prospectus and Statement of Additional Information,

each dated August 31, 2012

GMO Global Asset Allocation Series Fund

The reference to the benchmark of GMO Global Asset Allocation Series Fund that appears in the Average Annual Total Returns table on page 69 of the Prospectus is amended to “GMO Global Asset Allocation Index.”

Asset Allocation Series Funds

All references to the “GMO International Equity Funds” in the Prospectus are amended to include GMO Risk Premium Fund (“Risk Premium Fund”), a series of GMO Trust offered through a separate prospectus. Any GMO Asset Allocation Series Fund that may invest in the “GMO International Equity Funds” may (but is not required to) invest in Risk Premium Fund, in addition to the other Funds identified in the Prospectus as “GMO International Equity Funds.” For information about Risk Premium Fund, see “Investment in Other GMO Funds” below.

In addition to the principal risks noted in the Prospectus, all of the Asset Allocation Series Funds (except for U.S. Equity Allocation Series Fund) also are subject to Options Risk (as described below).

OPTIONS RISK. There are various risks associated with transactions in exchange-traded and OTC options. The market value of options written by a Fund will be affected by many factors, including changes in the value of underlying securities or indices; changes in the dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the stock market and underlying securities; and the remaining time to an option’s expiration. The market value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid. In addition, since an American style option allows the holder to exercise its rights any time prior to expiration of the option, the writer of an American style option has no control over the time when it may be required to fulfill its obligations as a writer of the option. This risk is not present when writing a European style option since the holder may only exercise the option on its expiration date. If a Fund writes a call option and does not hold the underlying security or instrument, the amount of the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, the Manager, and other funds advised by the Manager may constitute such a group. These limits could restrict a Fund’s ability to purchase or sell options on a particular security. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund greater flexibility to tailor an option to its needs, participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets. Therefore, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the amount of taxes payable by shareholders. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s income to consist of net short-term capital gains, which, when distributed, are taxable to shareholders as ordinary income.

International Equity Allocation Series Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmost2_SupplementTextBlock

GMO SERIES TRUST

Amended and Restated Supplement dated January 22, 2013 to the

GMO Series Trust Prospectus and Statement of Additional Information,

each dated August 31, 2012

Asset Allocation Series Funds

All references to the “GMO International Equity Funds” in the Prospectus are amended to include GMO Risk Premium Fund (“Risk Premium Fund”), a series of GMO Trust offered through a separate prospectus. Any GMO Asset Allocation Series Fund that may invest in the “GMO International Equity Funds” may (but is not required to) invest in Risk Premium Fund, in addition to the other Funds identified in the Prospectus as “GMO International Equity Funds.” For information about Risk Premium Fund, see “Investment in Other GMO Funds” below.

In addition to the principal risks noted in the Prospectus, all of the Asset Allocation Series Funds (except for U.S. Equity Allocation Series Fund) also are subject to Options Risk (as described below).

OPTIONS RISK. There are various risks associated with transactions in exchange-traded and OTC options. The market value of options written by a Fund will be affected by many factors, including changes in the value of underlying securities or indices; changes in the dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the stock market and underlying securities; and the remaining time to an option’s expiration. The market value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid. In addition, since an American style option allows the holder to exercise its rights any time prior to expiration of the option, the writer of an American style option has no control over the time when it may be required to fulfill its obligations as a writer of the option. This risk is not present when writing a European style option since the holder may only exercise the option on its expiration date. If a Fund writes a call option and does not hold the underlying security or instrument, the amount of the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, the Manager, and other funds advised by the Manager may constitute such a group. These limits could restrict a Fund’s ability to purchase or sell options on a particular security. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund greater flexibility to tailor an option to its needs, participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets. Therefore, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the amount of taxes payable by shareholders. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s income to consist of net short-term capital gains, which, when distributed, are taxable to shareholders as ordinary income.

Global Equity Allocation Series Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmost2_SupplementTextBlock

GMO SERIES TRUST

Amended and Restated Supplement dated January 22, 2013 to the

GMO Series Trust Prospectus and Statement of Additional Information,

each dated August 31, 2012

Asset Allocation Series Funds

All references to the “GMO International Equity Funds” in the Prospectus are amended to include GMO Risk Premium Fund (“Risk Premium Fund”), a series of GMO Trust offered through a separate prospectus. Any GMO Asset Allocation Series Fund that may invest in the “GMO International Equity Funds” may (but is not required to) invest in Risk Premium Fund, in addition to the other Funds identified in the Prospectus as “GMO International Equity Funds.” For information about Risk Premium Fund, see “Investment in Other GMO Funds” below.

In addition to the principal risks noted in the Prospectus, all of the Asset Allocation Series Funds (except for U.S. Equity Allocation Series Fund) also are subject to Options Risk (as described below).

OPTIONS RISK. There are various risks associated with transactions in exchange-traded and OTC options. The market value of options written by a Fund will be affected by many factors, including changes in the value of underlying securities or indices; changes in the dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the stock market and underlying securities; and the remaining time to an option’s expiration. The market value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid. In addition, since an American style option allows the holder to exercise its rights any time prior to expiration of the option, the writer of an American style option has no control over the time when it may be required to fulfill its obligations as a writer of the option. This risk is not present when writing a European style option since the holder may only exercise the option on its expiration date. If a Fund writes a call option and does not hold the underlying security or instrument, the amount of the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, the Manager, and other funds advised by the Manager may constitute such a group. These limits could restrict a Fund’s ability to purchase or sell options on a particular security. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund greater flexibility to tailor an option to its needs, participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets. Therefore, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the amount of taxes payable by shareholders. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s income to consist of net short-term capital gains, which, when distributed, are taxable to shareholders as ordinary income.

Global Asset Allocation Series Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmost2_SupplementTextBlock

GMO SERIES TRUST

Amended and Restated Supplement dated January 22, 2013 to the

GMO Series Trust Prospectus and Statement of Additional Information,

each dated August 31, 2012

GMO Global Asset Allocation Series Fund

The reference to the benchmark of GMO Global Asset Allocation Series Fund that appears in the Average Annual Total Returns table on page 69 of the Prospectus is amended to “GMO Global Asset Allocation Index.”

Asset Allocation Series Funds

All references to the “GMO International Equity Funds” in the Prospectus are amended to include GMO Risk Premium Fund (“Risk Premium Fund”), a series of GMO Trust offered through a separate prospectus. Any GMO Asset Allocation Series Fund that may invest in the “GMO International Equity Funds” may (but is not required to) invest in Risk Premium Fund, in addition to the other Funds identified in the Prospectus as “GMO International Equity Funds.” For information about Risk Premium Fund, see “Investment in Other GMO Funds” below.

In addition to the principal risks noted in the Prospectus, all of the Asset Allocation Series Funds (except for U.S. Equity Allocation Series Fund) also are subject to Options Risk (as described below).

OPTIONS RISK. There are various risks associated with transactions in exchange-traded and OTC options. The market value of options written by a Fund will be affected by many factors, including changes in the value of underlying securities or indices; changes in the dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the stock market and underlying securities; and the remaining time to an option’s expiration. The market value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid. In addition, since an American style option allows the holder to exercise its rights any time prior to expiration of the option, the writer of an American style option has no control over the time when it may be required to fulfill its obligations as a writer of the option. This risk is not present when writing a European style option since the holder may only exercise the option on its expiration date. If a Fund writes a call option and does not hold the underlying security or instrument, the amount of the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, the Manager, and other funds advised by the Manager may constitute such a group. These limits could restrict a Fund’s ability to purchase or sell options on a particular security. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund greater flexibility to tailor an option to its needs, participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets. Therefore, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the amount of taxes payable by shareholders. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s income to consist of net short-term capital gains, which, when distributed, are taxable to shareholders as ordinary income.

Benchmark-Free Allocation Series Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmost2_SupplementTextBlock

GMO SERIES TRUST

Amended and Restated Supplement dated January 22, 2013 to the

GMO Series Trust Prospectus and Statement of Additional Information,

each dated August 31, 2012

Asset Allocation Series Funds

All references to the “GMO International Equity Funds” in the Prospectus are amended to include GMO Risk Premium Fund (“Risk Premium Fund”), a series of GMO Trust offered through a separate prospectus. Any GMO Asset Allocation Series Fund that may invest in the “GMO International Equity Funds” may (but is not required to) invest in Risk Premium Fund, in addition to the other Funds identified in the Prospectus as “GMO International Equity Funds.” For information about Risk Premium Fund, see “Investment in Other GMO Funds” below.

In addition to the principal risks noted in the Prospectus, all of the Asset Allocation Series Funds (except for U.S. Equity Allocation Series Fund) also are subject to Options Risk (as described below).

OPTIONS RISK. There are various risks associated with transactions in exchange-traded and OTC options. The market value of options written by a Fund will be affected by many factors, including changes in the value of underlying securities or indices; changes in the dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the stock market and underlying securities; and the remaining time to an option’s expiration. The market value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid. In addition, since an American style option allows the holder to exercise its rights any time prior to expiration of the option, the writer of an American style option has no control over the time when it may be required to fulfill its obligations as a writer of the option. This risk is not present when writing a European style option since the holder may only exercise the option on its expiration date. If a Fund writes a call option and does not hold the underlying security or instrument, the amount of the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, the Manager, and other funds advised by the Manager may constitute such a group. These limits could restrict a Fund’s ability to purchase or sell options on a particular security. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund greater flexibility to tailor an option to its needs, participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets. Therefore, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the amount of taxes payable by shareholders. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s income to consist of net short-term capital gains, which, when distributed, are taxable to shareholders as ordinary income.